EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net income/(loss) and share data used in the earnings per share calculation
The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2024	2023
Net income	55,059	55,547

Weighted average number of ordinary shares	53,791,329	53,682,140
Share options	228,642	262,856
Weighted average number of ordinary shares, adjusted for dilution	54,019,971	53,944,996

Earnings per share:
Basic	1.02	1.03
Diluted	1.02	1.03